Breakdown of Contractual Assets and Liabilities, and Capitalized Costs	12 Months Ended
Dec. 31, 2021
Revenue From Contracts With Customers [Abstract]
Breakdown of Contractual Assets and Liabilities, and Capitalized Costs	Breakdown of contractual assets and liabilities, and capitalized costs
The movement of contractual assets and capitalized costs in 2021 and 2020 is as follows:

Millions of euros	Balance at 12/31/2020	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/2021
Long-term contractual assets (Note 12)	145	113	—	(49)	—	—	209
Contractual assets	146	113	—	(49)	—	—	210
Impairment losses	(1)	—	—	—	—	—	(1)
Short-term contractual assets (Note 14)	104	180	(198)	48	(1)	—	133
Contractual assets	113	182	(201)	48	(1)	—	141
Impairment losses	(9)	(2)	3	—	—	—	(8)
Total	249	293	(198)	(1)	(1)	—	342

Millions of euros	Balance at 12/31/2019	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/2020
Long-term contractual assets (Note 12)	138	212	(6)	(196)	(3)	—	145
Contractual assets	144	213	(6)	(202)	(3)	—	146
Impairment losses	(6)	(1)	—	6	—	—	(1)
Short-term contractual assets (Note 14)	351	272	(392)	(103)	(24)	—	104
Contractual assets	381	275	(400)	(116)	(27)	—	113
Impairment losses	(30)	(3)	8	13	3	—	(9)
Total	489	484	(398)	(299)	(27)	—	249

Once the amounts recognized as contract assets become receivables, which normally occurs when they are invoiced, they are transferred to the "Trade receivables" heading. In this regard, the balance of the contract assets account basically represents amounts not yet due.
The movement of the deferred expenses in 2021 and 2020 is as follows:

Millions of euros	Balance at 12/31/2020	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/2021
Non-current capitalized costs (Note 12)	331	631	—	(401)	(6)	—	555
Of obtaining a contract	212	496	—	(334)	(3)	—	371
Of fulfilling a contract	119	135	—	(67)	(3)	—	184
Impairment losses	—	—	—	—	—	—	—
Current capitalized costs (Note 14)	580	489	(799)	400	(2)	—	668
Of obtaining a contract	469	388	(653)	333	—	—	537
Of fulfilling a contract	111	101	(146)	67	(2)	—	131
Impairment losses	—	—	—	—	—	—	—
Total	911	1,120	(799)	(1)	(8)	—	1,223

Millions of euros	Balance at 12/31/2019	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/2020
Non-current capitalized costs (Note 12)	221	446	(2)	(318)	(16)	—	331
Of obtaining a contract	191	369	(2)	(337)	(9)	—	212
Of fulfilling a contract	30	77	—	19	(7)	—	119
Impairment losses	—	—	—	—	—	—	—
Current capitalized costs (Note 14)	625	459	(774)	302	(32)	—	580
Of obtaining a contract	573	361	(652)	210	(23)	—	469
Of fulfilling a contract	52	98	(122)	92	(9)	—	111
Impairment losses	—	—	—	—	—	—	—
Total	846	905	(776)	(16)	(48)	—	911

In 2020, the Group revisited the allocation to profit or loss period of incremental costs of obtaining a contract with indefinite duration, to match it with the pattern of transfer of goods or services under the contract to which those costs relate. Pursuant to this analysis such costs are recognized as an asset and expensed on a systematic basis, considering the renewals estimated on the basis of the customer churn rate, except in situations in which there are costs on contract renewal that are commensurate with the costs paid on the initial contract. The change in accounting estimate for this type of contract resulted in the capitalization of costs amounting to 95 million euros in 2020, mainly in Spain, Brazil, Chile, Peru and Colombia. These costs are expensed over a three to five-year term, in line with the average customer life in each segment.
The movement of contractual liabilities of contracts with customers in 2021 and 2020 is as follows:

Millions of euros	Balance at 12/31/2020	Additions	Disposals (previous years)	Disposals (current year)	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/2021
Long-term contractual liabilities (Note 21)	762	270	(4)	(11)	(206)	18	—	829
Short-term contractual liabilities (Note 22)	976	5,182	(725)	(4,694)	204	2	13	958
Total	1,738	5,452	(729)	(4,705)	(2)	20	13	1,787

Millions of euros	Balance at 12/31/2019	Additions	Disposals (previous years)	Disposals (current year)	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/2020
Long-term contractual liabilities (Note 21)	851	452	(15)	—	(495)	(31)	—	762
Short-term contractual liabilities (Note 22)	1,283	5,111	(655)	(4,647)	(56)	(60)	—	976
Total	2,134	5,563	(670)	(4,647)	(551)	(91)	—	1,738
"Transfers" in 2020 includes the reclassification of contractual assets of Telefónica UK amounting to 318 million euros, to "Non-current assets and disposal groups held for sale" of the statement of financial position. Furthermore, "Transfers" in 2020 includes the reclassification of contractual liabilities of Telefónica UK amounting to 529 million euros to "Liabilities associated with non-current assets and disposal groups held for sale" of the statement of financial position (see Note 30).
The maturity schedule of contractual liabilities at December 31, 2021 is as follows:

Millions of euros	2022	2023	2024	Subsequent years	Total
Contractual liabilities, activation fees	56	9	4	3	72
Contractual liabilities, sales of prepay cards	464	—	—	—	464
Contractual liabilities, services	299	151	9	14	473
Contractual liabilities, sales of handsets	20	4	—	—	24
Contractual liabilities, sales of other equipments	3	—	—	19	22
Contractual liabilities, irrevocable rights to use	60	56	54	440	610
Other contractual liabilities	56	13	9	44	122
Maturity of performance obligations	958	233	76	520	1,787